INTEREST BEARING LOANS AND BORROWINGS - Guaranteed interest-bearing loans and borrowings (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Bank and other loans	¥ 43,014,564	¥ 38,835,887
Bank and other loans, current	20,738,030	21,238,166
Guaranteed
Disclosure of detailed information about borrowings [line items]
Bank and other loans	4,846,446	3,948,400
Bank and other loans, current	50,000
Total	4,896,446	3,948,400
Guaranteed | Long-term loans
Disclosure of detailed information about borrowings [line items]
Bank and other loans	4,846,446	3,948,400
Ningxia Energy | Guaranteed | Short-term loans
Disclosure of detailed information about borrowings [line items]
Bank and other loans	50,000
Ningxia Energy | Guaranteed | Long-term loans
Disclosure of detailed information about borrowings [line items]
Bank and other loans	1,134,400	1,274,400
Yinxing Energy | Guaranteed | Long-term loans
Disclosure of detailed information about borrowings [line items]
Bank and other loans	19,000	46,000
Lanzhou Aluminum Factory | Guaranteed | Long-term loans
Disclosure of detailed information about borrowings [line items]
Bank and other loans	144,000	150,000
Baotou Aluminum Co. Ltd and Baotou Communications Investment Group Co. Ltd | Guaranteed | Long-term loans
Disclosure of detailed information about borrowings [line items]
Bank and other loans	1,137,500	1,250,000
The Company and Hangzhou Jinjiang Group Limited Company | Guaranteed | Long-term loans
Disclosure of detailed information about borrowings [line items]
Bank and other loans		10,000
Hangzhou Jinjiang | Guaranteed | Long-term loans
Disclosure of detailed information about borrowings [line items]
Bank and other loans		123,500
Qingzhen Industrial Investment Co., Ltd. ("Qingzhen Investment") | Guaranteed | Long-term loans
Disclosure of detailed information about borrowings [line items]
Bank and other loans		47,250
Guizhou Investment | Guaranteed | Long-term loans
Disclosure of detailed information about borrowings [line items]
Bank and other loans		47,250
The Company | Guaranteed | Long-term loans
Disclosure of detailed information about borrowings [line items]
Bank and other loans	¥ 2,411,546	¥ 1,000,000